Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Open Ended Fund [Member]
Investments in Financial Instruments
Assets at fair value	$ 773,209	$ 945,176
Publicly Traded Equity Instruments [Member]
Investments in Financial Instruments
Assets at fair value	2,611,053	3,517,711
Other Equity Instruments [Member]
Investments in Financial Instruments
Assets at fair value		1,607,969
Derivative financial instruments
Investments in Financial Instruments
Assets at fair value	543,581	133,324
Recurring basis
Investments in Financial Instruments
Assets at fair value	3,927,843	4,596,211
Liabilities at fair value	71,401	172,885
Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Assets at fair value		133,324
Liabilities at fair value	71,401
Recurring basis | Open Ended Fund [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	773,209	945,176
Recurring basis | Publicly Traded Equity Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	2,611,053	3,517,711
Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Liabilities at fair value		172,885
Recurring basis | Derivative financial instruments | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	543,581
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Investments in Financial Instruments
Assets at fair value	2,611,053	3,517,711
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Publicly Traded Equity Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	2,611,053	3,517,711
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Investments in Financial Instruments
Assets at fair value	1,316,790	1,078,500
Liabilities at fair value	71,401	172,885
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Assets at fair value		133,324
Liabilities at fair value	71,401
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	773,209	945,176
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Liabilities at fair value		$ 172,885
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	$ 543,581